Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024 Notes	$ 8,626	$ 8,626
Convertible Debenture	121,202	118,833
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics other long-term loans and notes payable	45,352	59,385
Total borrowings	675,180	686,844
Less: current portion, net	(31,997)	(23,544)
Less: deferred finance costs, net	(9,950)	(12,090)
Total long-term borrowings	$ 633,233	$ 651,210